Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000012491 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	7.46%
C000012491 | Fidelity Investments Treasury Only Portfolio, Institutional Class0.052264_31607A802
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012491 | UnitedHealth Group, Inc.None_91324P102
Holdings [Line Items]
Percent of Total Investments	5.07%
C000012491 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.91%
C000012491 | The Kroger Co.None_501044101
Holdings [Line Items]
Percent of Total Investments	3.48%
C000012491 | Philip Morris International, Inc.None_718172109
Holdings [Line Items]
Percent of Total Investments	3.24%
C000012491 | Merck & Co., Inc.None_58933Y105
Holdings [Line Items]
Percent of Total Investments	3.05%
C000012491 | The Bank of New York Mellon Corp.None_064058100
Holdings [Line Items]
Percent of Total Investments	2.99%
C000012491 | Bank of America Corp.None_060505104
Holdings [Line Items]
Percent of Total Investments	2.86%
C000012491 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	2.75%
C000012491 | Financials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000012491 | Health Care
Holdings [Line Items]
Percent of Total Investments	21.90%
C000012491 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	17.40%
C000012491 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000012491 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012491 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012491 | Energy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012491 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012491 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012491 | Communications
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012491 | Transportation
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012491 | Common Stock
Holdings [Line Items]
Percent of Total Investments	92.20%
C000012491 | Corporate Non-Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012491 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012491 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	6.80%
C000112762 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	7.46%
C000112762 | Fidelity Investments Treasury Only Portfolio, Institutional Class0.052264_31607A802
Holdings [Line Items]
Percent of Total Investments	6.80%
C000112762 | UnitedHealth Group, Inc.None_91324P102
Holdings [Line Items]
Percent of Total Investments	5.07%
C000112762 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.91%
C000112762 | The Kroger Co.None_501044101
Holdings [Line Items]
Percent of Total Investments	3.48%
C000112762 | Philip Morris International, Inc.None_718172109
Holdings [Line Items]
Percent of Total Investments	3.24%
C000112762 | Merck & Co., Inc.None_58933Y105
Holdings [Line Items]
Percent of Total Investments	3.05%
C000112762 | The Bank of New York Mellon Corp.None_064058100
Holdings [Line Items]
Percent of Total Investments	2.99%
C000112762 | Bank of America Corp.None_060505104
Holdings [Line Items]
Percent of Total Investments	2.86%
C000112762 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	2.75%
C000112762 | Financials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000112762 | Health Care
Holdings [Line Items]
Percent of Total Investments	21.90%
C000112762 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	17.40%
C000112762 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000112762 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.90%
C000112762 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000112762 | Energy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000112762 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000112762 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	2.70%
C000112762 | Communications
Holdings [Line Items]
Percent of Total Investments	0.40%
C000112762 | Transportation
Holdings [Line Items]
Percent of Total Investments	0.20%
C000112762 | Common Stock
Holdings [Line Items]
Percent of Total Investments	92.20%
C000112762 | Corporate Non-Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000112762 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000112762 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012493 | Microsoft Corp.None_594918104
Holdings [Line Items]
Percent of Total Investments	7.46%
C000012493 | Fidelity Investments Treasury Only Portfolio, Institutional Class0.052264_31607A802
Holdings [Line Items]
Percent of Total Investments	6.80%
C000012493 | UnitedHealth Group, Inc.None_91324P102
Holdings [Line Items]
Percent of Total Investments	5.07%
C000012493 | Mastercard, Inc.NoneA_57636Q104
Holdings [Line Items]
Percent of Total Investments	4.91%
C000012493 | The Kroger Co.None_501044101
Holdings [Line Items]
Percent of Total Investments	3.48%
C000012493 | Philip Morris International, Inc.None_718172109
Holdings [Line Items]
Percent of Total Investments	3.24%
C000012493 | Merck & Co., Inc.None_58933Y105
Holdings [Line Items]
Percent of Total Investments	3.05%
C000012493 | The Bank of New York Mellon Corp.None_064058100
Holdings [Line Items]
Percent of Total Investments	2.99%
C000012493 | Bank of America Corp.None_060505104
Holdings [Line Items]
Percent of Total Investments	2.86%
C000012493 | Visa, Inc.NoneA_92826C839
Holdings [Line Items]
Percent of Total Investments	2.75%
C000012493 | Financials
Holdings [Line Items]
Percent of Total Investments	24.50%
C000012493 | Health Care
Holdings [Line Items]
Percent of Total Investments	21.90%
C000012493 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	17.40%
C000012493 | Information Technology
Holdings [Line Items]
Percent of Total Investments	12.10%
C000012493 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	7.90%
C000012493 | Industrials
Holdings [Line Items]
Percent of Total Investments	4.60%
C000012493 | Energy
Holdings [Line Items]
Percent of Total Investments	4.50%
C000012493 | Materials
Holdings [Line Items]
Percent of Total Investments	3.80%
C000012493 | Consumer Cyclical
Holdings [Line Items]
Percent of Total Investments	2.70%
C000012493 | Communications
Holdings [Line Items]
Percent of Total Investments	0.40%
C000012493 | Transportation
Holdings [Line Items]
Percent of Total Investments	0.20%
C000012493 | Common Stock
Holdings [Line Items]
Percent of Total Investments	92.20%
C000012493 | Corporate Non-Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000012493 | U.S. Government & Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.10%
C000012493 | Money Market Fund
Holdings [Line Items]
Percent of Total Investments	6.80%